Restructuring (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010
Restructuring and related charges
Total expected restructuring charge	$ 235,000		$ 235,000
Beginning Balance	10,198	1,089	1,089	0
Charge to expense	19,563	27,557	101,957	5,711
Cash payments	(7,628)		(30,739)	(752)
Noncash utilization	(10,564)		(62,109)	(3,870)
Ending Balance	11,569		10,198	1,089
Remaining expected restructuring charge	107,769		127,332
Long-Lived Asset Charges [Member]
Restructuring and related charges
Total expected restructuring charge	118,000		118,000
Beginning Balance	0	0	0	0
Charge to expense	9,655		53,569	3,870
Cash payments	0		0	0
Noncash utilization	(9,655)		(53,569)	(3,870)
Ending Balance	0		0	0
Remaining expected restructuring charge	50,906		60,561
Employee Separation [Member]
Restructuring and related charges
Total expected restructuring charge	60,000		60,000
Beginning Balance	10,198	1,089	1,089	0
Charge to expense	5,785		36,010	1,139
Cash payments	(3,505)		(18,361)	(50)
Noncash utilization	(909)		(8,540)	0
Ending Balance	11,569		10,198	1,089
Remaining expected restructuring charge	17,066		22,851
Site Preparation and Equipment Relocation [Member]
Restructuring and related charges
Total expected restructuring charge	23,500		23,500
Beginning Balance	0	0	0	0
Charge to expense	1,988		6,192	407
Cash payments	(1,988)		(6,192)	(407)
Noncash utilization	0		0	0
Ending Balance	0		0	0
Remaining expected restructuring charge	14,913		16,901
Production start-up [Member]
Restructuring and related charges
Total expected restructuring charge	23,000		23,000
Beginning Balance	0	0	0	0
Charge to expense	1,738		5,194	16
Cash payments	(1,738)		(5,194)	(16)
Noncash utilization	0		0	0
Ending Balance	0		0	0
Remaining expected restructuring charge	16,052		17,790
Other Costs [Member]
Restructuring and related charges
Total expected restructuring charge	10,500		10,500
Beginning Balance	0	0	0	0
Charge to expense	397		992	279
Cash payments	(397)		(992)	(279)
Noncash utilization	0		0	0
Ending Balance	0		0	0
Remaining expected restructuring charge	$ 8,832		$ 9,229